Financial risk management - Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Shinhan Bank
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 1,399,226	₩ 1,508,514
delta NII	[2]	255,874	406,207
Shinhan Card Co., Ltd.
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	824,951	990,898
delta NII	[2]	587,147	600,681
Shinhan Securities Co., Ltd.
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	202,411	252,625
delta NII	[2]	280,082	418,741
Shinhan Life Insurance Co., Ltd.
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	2,847,851	3,848,473
delta NII	[2]	₩ 30,124	₩ 44,525

[1]	ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.